Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000095603
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011

DWS Alternative Asset Allocation Plus Fund

DWS Alternative Asset Allocation Plus Fund

Investment Objective

The fund seeks capital appreciation.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 23) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

SHAREHOLDER FEES (paid directly from your investment)

Shareholder Fees - DWS Alternative Asset Allocation Plus Fund	Class A	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses - DWS Alternative Asset Allocation Plus Fund	Class A	Class C	Class R	INST Class	Class S
Management fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution/service (12b-1) fees	0.24%	1.00%	0.50%	none	none
Other expenses	0.35%	0.35%	0.50%	0.21%	0.42%
Acquired funds fees and expenses	1.34%	1.34%	1.34%	1.34%	1.34%
Total annual operating expenses	2.13%	2.89%	2.54%	1.75%	1.96%
Less fee waiver/reimbursement	0.33%	0.34%	0.49%	0.20%	0.41%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.80%	2.55%	2.05%	1.55%	1.55%

The Advisor has contractually agreed through July 31, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 0.46%, 1.21%, 0.71%, 0.21% and 0.21% (excluding extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses (estimated at 1.34%)) for Class A, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DWS Alternative Asset Allocation Plus Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
1 Year	747	358	208	158	158
3 Years	1,173	863	744	532	576
5 Years	1,623	1,493	1,307	930	1,019
10 Years	2,868	3,190	2,839	2,046	2,252

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS Alternative Asset Allocation Plus Fund (USD $)	Class A	Class C	Class R	INST Class	Class S
1 Year	747	258	208	158	158
3 Years	1,173	863	744	532	576
5 Years	1,623	1,493	1,307	930	1,019
10 Years	2,868	3,190	2,839	2,046	2,252

PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 24%.

Principal Investment Strategy

Main Investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds, certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Global Tactical Asset Allocation Strategy and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of Exchange Traded Funds ("ETFs") or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (ETFs, hedge funds and DWS funds, collectively referred to as "underlying funds"). The fund's allocations among the underlying funds may vary over time.

Management process. Portfolio management allocates the fund's assets among underlying funds that emphasize the following strategies and/or asset categories: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure and emerging markets.

Global Tactical Asset Allocation Strategy (GTAA). In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a GTAA overlay strategy. This strategy attempts to take advantage of inefficiencies within global equity, bond, commodity and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange−traded futures contracts and over−the−counter forward currency contracts. Certain DWS funds in which the fund invests may also use the GTAA strategy.

Derivatives. Outside of the GTAA strategy, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Commodities-related investments risk. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

GTAA risk. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.

Underlying funds risk. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.

In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.

Concentration risk – underlying funds. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.

While the fund does not concentrate in a particular industry, although it may concentrate in an underlying DWS fund, there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategy.

Non-diversification risk – underlying funds. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Borrowing risk. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Conflict of interest risk. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Tax status risk. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. Receipt of such income could cause the fund to be subject to tax at the fund level. The IRS has issued a private ruling to the fund that such income earned through its wholly-owned Subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level or tax on all its income.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Class R is a new class of shares and therefore does not have a full calendar year of performance available. In the table below, the performance figures for Class R shares are based on the performance of the fund's Class A shares adjusted to reflect the higher expenses of Class R.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 15.11%, Q2 2009	Worst Quarter: -16.48%, Q4 2008
Year-to-Date as of 6/30/11: 2.04%

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes)reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Average Annual Total Returns - DWS Alternative Asset Allocation Plus Fund	Class Inception	1 Year	Since Inception
Class A	Jul 30, 2007	5.75%	0.41%
Class A After tax on distributions		5.39%	(0.77%)
Class A After tax on distributions and sale of fund shares		3.82%	(0.32%)
Class C	Jul 30, 2007	11.26%	1.26%
Class R	Jun 1, 2011	11.93%	1.91%
INST Class	Jul 30, 2007	12.45%	2.29%
Class S	Jul 30, 2007	12.45%	2.29%
MSCI World Index (reflects no deduction for fees or expense)		11.76%	(3.68%)
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	6.69%
Standard & Poor's 500 (S&P 500) Index (reflects no deduction for fees, expense or taxes)		15.06%	(2.00%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
DWS Alternative Asset Allocation Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.33%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	747
3 Years	rr_ExpenseExampleYear03	1,173
5 Years	rr_ExpenseExampleYear05	1,623
10 Years	rr_ExpenseExampleYear10	2,868
1 Year	rr_ExpenseExampleNoRedemptionYear01	747
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,173
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,623
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,868
Annual Return 2008	rr_AnnualReturn2008	(27.13%)
Annual Return 2009	rr_AnnualReturn2009	25.58%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date as of 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
1 Year	rr_AverageAnnualReturnYear01	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Plus Fund | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)
DWS Alternative Asset Allocation Plus Fund | Class A | After tax on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
DWS Alternative Asset Allocation Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.89%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.55%
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	863
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	3,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	863
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,493
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,190
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Plus Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.49%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	208
3 Years	rr_ExpenseExampleYear03	744
5 Years	rr_ExpenseExampleYear05	1,307
10 Years	rr_ExpenseExampleYear10	2,839
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	744
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,307
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,839
1 Year	rr_AverageAnnualReturnYear01	11.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2011
DWS Alternative Asset Allocation Plus Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,046
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,046
1 Year	rr_AverageAnnualReturnYear01	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Plus Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,252
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	576
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,252
1 Year	rr_AverageAnnualReturnYear01	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007
DWS Alternative Asset Allocation Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

DWS Alternative Asset Allocation Plus Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 23) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES (paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 24%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through July 31, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 0.46%, 1.21%, 0.71%, 0.21% and 0.21% (excluding extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses (estimated at 1.34%)) for Class A, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main Investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds, certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Global Tactical Asset Allocation Strategy and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of Exchange Traded Funds ("ETFs") or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (ETFs, hedge funds and DWS funds, collectively referred to as "underlying funds"). The fund's allocations among the underlying funds may vary over time.

Management process. Portfolio management allocates the fund's assets among underlying funds that emphasize the following strategies and/or asset categories: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure and emerging markets.

Global Tactical Asset Allocation Strategy (GTAA). In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a GTAA overlay strategy. This strategy attempts to take advantage of inefficiencies within global equity, bond, commodity and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange−traded futures contracts and over−the−counter forward currency contracts. Certain DWS funds in which the fund invests may also use the GTAA strategy.

Derivatives. Outside of the GTAA strategy, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Commodities-related investments risk. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

GTAA risk. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.

Underlying funds risk. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.

In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.

Concentration risk – underlying funds. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.

While the fund does not concentrate in a particular industry, although it may concentrate in an underlying DWS fund, there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategy.

Non-diversification risk – underlying funds. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Borrowing risk. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Conflict of interest risk. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Tax status risk. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. Receipt of such income could cause the fund to be subject to tax at the fund level. The IRS has issued a private ruling to the fund that such income earned through its wholly-owned Subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level or tax on all its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Class R is a new class of shares and therefore does not have a full calendar year of performance available. In the table below, the performance figures for Class R shares are based on the performance of the fund's Class A shares adjusted to reflect the higher expenses of Class R.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 15.11%, Q2 2009	Worst Quarter: -16.48%, Q4 2008
Year-to-Date as of 6/30/11: 2.04%

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes)reflect the highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns (which are shown only for Class A and would be different for other classes)reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

DWS Alternative Asset Allocation Plus Fund | MSCI World Index (reflects no deduction for fees or expense)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)
DWS Alternative Asset Allocation Plus Fund | Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
DWS Alternative Asset Allocation Plus Fund | Standard & Poor's 500 (S&P 500) Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)

DWS Lifecycle Long Range Fund

DWS Lifecycle Long Range Fund

Investment Objective

The fund seeks high total return with reduced risk over the long term.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES

(paid directly from your investment)
Shareholder Fees - DWS Lifecycle Long Range Fund (USD $)	INST Class	Class S
SHAREHOLDER FEES (paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses - DWS Lifecycle Long Range Fund	INST Class	Class S
Management fee	0.59%	0.59%
Distribution/service (12b-1) fees	none	none
Other expenses	0.37%	0.48%
Total annual operating expenses	0.96%	1.07%
Less fee waiver/reimbursement	none	0.07%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.96%	1.00%

The Advisor has contractually agreed through September 30, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.00% (excluding extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) for Class S. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class S shares for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DWS Lifecycle Long Range Fund (USD $)	INST Class	Class S
1 Year	98	101
3 Years	305	332
5 Years	529	581
10 Years	1,175	1,294

PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 259%.

Principal Investment Strategy

Main investments. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size company, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests the largest portion of its assets in common stocks and other equity securities and most of its remaining assets in fixed-income securities, including non-investment grade high yield bonds.

Management process. Portfolio management allocates the fund's assets among various equity and fixed income categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy. Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques. Some asset categories may be represented by ETFs.

Global Tactical Asset Allocation Strategy (GTAA). In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a GTAA overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond, equity and currency markets. The strategy is implemented through derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.

Derivatives. Outside of the GTAA strategy, portfolio management generally may use futures contracts, which are a type of derivative as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to 30% of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

GTAA risk. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. To the extent the fund focuses its investments, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 14.30%, Q2 2009	Worst Quarter: -19.55%, Q4 2008
Year-to-Date as of 6/30/11: 4.90%

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for the other class) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Average Annual Total Returns - DWS Lifecycle Long Range Fund	Class Inception	1 Year	5 Years	10 Years
INST Class	Sep 16, 1993	11.52%	2.42%	2.78%
INST Class After tax on distributions		10.75%	0.82%	1.35%
INST Class After tax on distributions and sale of fund shares		7.86%	1.51%	1.72%
Class S	Nov 16, 1993	11.21%	2.16%	2.42%
S&P Target Risk Growth Index (reflects no deduction for fees, expenses or taxes)		11.18%	3.49%	4.46%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		16.10%	2.59%	1.83%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
DWS Lifecycle Long Range Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,175
Annual Return 2001	rr_AnnualReturn2001	(4.53%)
Annual Return 2002	rr_AnnualReturn2002	(11.03%)
Annual Return 2003	rr_AnnualReturn2003	20.04%
Annual Return 2004	rr_AnnualReturn2004	9.16%
Annual Return 2005	rr_AnnualReturn2005	4.83%
Annual Return 2006	rr_AnnualReturn2006	11.93%
Annual Return 2007	rr_AnnualReturn2007	6.71%
Annual Return 2008	rr_AnnualReturn2008	(32.65%)
Annual Return 2009	rr_AnnualReturn2009	25.66%
Annual Return 2010	rr_AnnualReturn2010	11.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date as of 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.55%)
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.78%
Class Inception	rr_AverageAnnualReturnInceptionDate	Sep 16, 1993
DWS Lifecycle Long Range Fund | INST Class | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.75%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	1.35%
DWS Lifecycle Long Range Fund | INST Class | After tax on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.72%
DWS Lifecycle Long Range Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	581
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Class Inception	rr_AverageAnnualReturnInceptionDate	Nov 16, 1993
DWS Lifecycle Long Range Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

DWS Lifecycle Long Range Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high total return with reduced risk over the long term.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 259%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.00% (excluding extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) for Class S. The agreement may only be terminated with the consent of the fund's Board.

Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class S shares for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size company, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests the largest portion of its assets in common stocks and other equity securities and most of its remaining assets in fixed-income securities, including non-investment grade high yield bonds.

Management process. Portfolio management allocates the fund's assets among various equity and fixed income categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy. Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques. Some asset categories may be represented by ETFs.

Global Tactical Asset Allocation Strategy (GTAA). In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a GTAA overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond, equity and currency markets. The strategy is implemented through derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.

Derivatives. Outside of the GTAA strategy, portfolio management generally may use futures contracts, which are a type of derivative as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to 30% of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

GTAA risk. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. To the extent the fund focuses its investments, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 14.30%, Q2 2009	Worst Quarter: -19.55%, Q4 2008
Year-to-Date as of 6/30/11: 4.90%

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Institutional Class and would be different for the other class) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Institutional Class and would be different for the other class)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns (which are shown only for Institutional Class and would be different for the other class) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

DWS Lifecycle Long Range Fund | S&P Target Risk Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	4.46%
DWS Lifecycle Long Range Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
DWS Lifecycle Long Range Fund | Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2011